UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
 Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
VARIABLE INCOME TRUST
LEGG MASON PARTNERS VARIABLE
HIGH INCOME PORTFOLIO
FORM N-Q
JULY 31, 2009

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited)	July 31, 2009

Face
Amount	Security	Value

CORPORATE BONDS & NOTES — 91.1%
CONSUMER DISCRETIONARY — 17.9%
Auto Components — 0.4%
$660,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$544,500
110,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	35,750
	Visteon Corp., Senior Notes:
1,147,000	8.250% due 8/1/10 (c)	25,808
962,000	12.250% due 12/31/16 (a)(c)	26,455

	Total Auto Components	632,513

Automobiles — 0.4%
	General Motors Corp.:
1,990,000	Notes, 7.200% due 1/15/11 (c)	298,500
1,880,000	Senior Debentures, 8.375% due 7/15/33 (c)	296,100

	Total Automobiles	594,600

Diversified Consumer Services — 1.0%
1,270,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	1,298,575
	Service Corp. International, Senior Notes:
25,000	7.625% due 10/1/18	24,063
280,000	7.500% due 4/1/27	227,500

	Total Diversified Consumer Services	1,550,138

Hotels, Restaurants & Leisure — 6.4%
515,000	Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14 (a)	533,025
340,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16	273,700
1,610,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,473,150
585,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	587,925
600,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	345,000
	El Pollo Loco Inc.:
1,045,000	Senior Notes, 11.750% due 11/15/13	893,475
265,000	Senior Secured Notes, 11.750% due 12/1/12 (a)	278,912
1,025,000	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17 (a)	1,042,937
650,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	490,750
1,460,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (c)(d)	598,600
260,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	153,400
	MGM MIRAGE Inc.:
685,000	Notes, 6.750% due 9/1/12	524,025
35,000	Senior Notes, 8.500% due 9/15/10	33,163
	Senior Secured Notes:
90,000	10.375% due 5/15/14 (a)	96,975
215,000	11.125% due 11/15/17 (a)	237,575
270,000	Senior Subordinated Notes, 8.375% due 2/1/11	224,100
110,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	76,450
600,000	Pinnacle Entertainment Inc., Senior Notes, 8.625% due 8/1/17 (a)	603,000
640,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	483,200
	Snoqualmie Entertainment Authority, Senior Secured Notes:
350,000	4.686% due 2/1/14 (a)(e)	169,750
20,000	9.125% due 2/1/15 (a)	10,900
	Station Casinos Inc., Senior Notes:
495,000	6.000% due 4/1/12 (c)(d)	150,975
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value

Hotels, Restaurants & Leisure — 6.4% (continued)
$1,005,000	7.750% due 8/15/16 (c)(d)	$306,525

	Total Hotels, Restaurants & Leisure	9,587,512

Household Durables — 1.7%
105,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	89,250
690,000	K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	639,975
1,225,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,228,063
630,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	601,650

	Total Household Durables	2,558,938

Leisure Equipment & Products — 0.1%
170,000	WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16 (a)	181,050

Media — 5.4%
	Affinion Group Inc.:
	Senior Notes:
405,000	10.125% due 10/15/13 (a)	402,975
140,000	10.125% due 10/15/13	139,300
1,675,000	Senior Subordinated Notes, 11.500% due 10/15/15	1,557,750
	CCH I LLC/CCH I Capital Corp.:
160,000	Senior Notes, 11.000% due 10/1/15 (c)(d)	19,800
1,218,000	Senior Secured Notes, 11.000% due 10/1/15 (c)(d)	156,817
1,300,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (c)(d)	1,397,500
	Cengage Learning Acquisitions Inc.:
440,000	Senior Notes, 10.500% due 1/15/15 (a)	380,600
540,000	Senior Subordinated Notes, 13.250% due 7/15/15 (a)	418,500
250,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (c)(d)	1,250
275,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (c)(d)	1,403
770,000	Charter Communications Inc., Senior Secured Notes, 12.875% due 9/15/14 (a)(c)(d)	835,450
300,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	310,500
290,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	297,612
390,000	DISH DBS Corp., Senior Notes, 6.625% due 10/1/14	375,375
1,400,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	68,250
500,000	R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13 (c)	32,500
495,000	Sun Media Corp., Senior Notes, 7.625% due 2/15/13	321,750
750,000	Univision Communications Inc., Senior Secured Notes, 12.000% due 7/1/14 (a)	802,500
260,000	UPC Holding BV, Senior Notes, 9.875% due 4/15/18 (a)	260,000
	Virgin Media Finance PLC, Senior Notes:
210,000	9.125% due 8/15/16	213,150
150,000	9.500% due 8/15/16	154,500

	Total Media	8,147,482

Multiline Retail — 1.0%
225,000	Dollar General Corp., Senior Notes, 10.625% due 7/15/15	252,000
	Neiman Marcus Group Inc.:
1,395,626	Senior Notes, 9.000% due 10/15/15 (b)	1,039,741
305,000	Senior Secured Notes, 7.125% due 6/1/28	242,475

	Total Multiline Retail	1,534,216

Specialty Retail — 0.9%
745,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	324,075
185,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	185,925
60,000	Limited Brands Inc., Senior Notes, 8.500% due 6/15/19 (a)	60,488
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value

Specialty Retail — 0.9% (continued)
$755,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	$713,475

	Total Specialty Retail	1,283,963

Textiles, Apparel & Luxury Goods — 0.6%
895,000	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15 (a)	939,750

	TOTAL CONSUMER DISCRETIONARY	27,010,162

CONSUMER STAPLES — 1.3%
Food Products — 0.4%
	Dole Food Co. Inc., Senior Notes:
505,000	7.250% due 6/15/10	502,475
20,000	13.875% due 3/15/14 (a)	22,500

	Total Food Products	524,975

Household Products — 0.5%
255,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	251,175
555,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	560,550

	Total Household Products	811,725

Tobacco — 0.4%
590,000	Alliance One International Inc., Senior Notes, 10.000% due 7/15/16 (a)	584,100

	TOTAL CONSUMER STAPLES	1,920,800

ENERGY — 16.2%
Energy Equipment & Services — 2.0%
995,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	1,344,507
530,000	Basic Energy Services Inc., Senior Secured Notes, 11.625% due 8/1/14 (a)	530,000
250,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	215,000
240,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	225,600
605,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	537,694
130,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	147,399

	Total Energy Equipment & Services	3,000,200

Oil, Gas & Consumable Fuels — 14.2%
465,000	Arch Coal Inc., Senior Notes, 8.750% due 8/1/16 (a)	471,975
750,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	603,750
1,530,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,354,050
360,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	378,000
	Chesapeake Energy Corp., Senior Notes:
2,325,000	6.375% due 6/15/15	2,179,688
210,000	7.250% due 12/15/18	198,450
295,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	284,675
250,000	Compagnie Generale de Geophysique-Veritas, Senior Notes, 9.500% due 5/15/16 (a)	261,250
1,619,674	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 5.509% due 4/15/10 (a)(b)(e)	1,125,673
	El Paso Corp., Medium-Term Notes:
1,500,000	8.050% due 10/15/30	1,364,492
1,546,000	7.800% due 8/1/31	1,388,345
130,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	133,250
	Enterprise Products Operating LLP:
660,000	Junior Subordinated Notes, 8.375% due 8/1/66 (e)	574,921
175,000	Subordinated Notes, 7.034% due 1/15/68 (e)	141,961
850,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	837,250
550,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (a)	561,000
1,105,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	839,800
	Mariner Energy Inc., Senior Notes:
495,000	7.500% due 4/15/13	472,725
230,000	8.000% due 5/15/17	201,250
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value

Oil, Gas & Consumable Fuels — 14.2% (continued)
	OPTI Canada Inc., Senior Secured Notes:
$400,000	7.875% due 12/15/14	$264,000
200,000	8.250% due 12/15/14	133,000
600,000	Parallel Petroleum Corp., Senior Notes, 10.250% due 8/1/14	429,000
	Petrohawk Energy Corp., Senior Notes:
490,000	9.125% due 7/15/13	510,825
160,000	7.875% due 6/1/15	156,000
	Petroplus Finance Ltd., Senior Notes:
310,000	6.750% due 5/1/14 (a)	277,450
240,000	7.000% due 5/1/17 (a)	206,400
435,000	Plains Exploration & Production Co., Senior Notes, 10.000% due 3/1/16	472,519
	Quicksilver Resources Inc., Senior Notes:
510,000	8.250% due 8/1/15	492,150
125,000	11.750% due 1/1/16	137,656
2,000,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15 (b)	1,910,000
1,485,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(d)	51,975
1,450,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	949,750
160,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16	142,800
720,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	712,800
625,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	84,375
640,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	534,400
610,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	600,850

	Total Oil, Gas & Consumable Fuels	21,438,455

	TOTAL ENERGY	24,438,655

FINANCIALS — 13.9%
Capital Markets — 0.1%
545,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12 (c)	96,737

Commercial Banks — 1.4%
320,000	BAC Capital Trust VI, Capital Securities, 5.625% due 3/8/35	222,659
100,000	BankAmerica Institutional Capital, Junior Subordinated Bonds, 7.700% due 12/31/26 (a)	85,500
560,000	Rabobank Nederland NV, Notes, 11.000% due 6/30/19 (a)(e)(f)	654,132
	Royal Bank of Scotland Group PLC:
130,000	Subordinated Bonds, 5.050% due 1/8/15	102,721
295,000	Subordinated Notes, 5.000% due 11/12/13	254,898
805,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (e)(f)	700,881
160,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (e)(f)	162,937

	Total Commercial Banks	2,183,728

Consumer Finance — 6.0%
1,550,000	FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16 (a)	1,608,125
	Ford Motor Credit Co., Senior Notes:
252,000	5.879% due 6/15/11 (e)	233,415
350,000	3.260% due 1/13/12 (e)	297,937
4,980,000	12.000% due 5/15/15	5,082,150
	GMAC LLC:
	Senior Notes:
310,000	7.000% due 2/1/12 (a)	283,650
1,924,000	8.000% due 11/1/31 (a)	1,491,100
93,000	Subordinated Notes, 8.000% due 12/31/18 (a)	71,610

	Total Consumer Finance	9,067,987

Diversified Financial Services — 4.2%
420,000	Capital One Capital V, Notes, 10.250% due 8/15/39	428,356
680,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	527,000
	CIT Group Inc., Senior Notes:
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value

Diversified Financial Services — 4.2% (continued)
$200,000	4.125% due 11/3/09	$118,334
685,000	0.759% due 3/12/10 (e)	401,581
490,000	Fresenius U.S. Finance II Inc., Senior Notes, 9.000% due 7/15/15 (a)	531,650
800,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (e)(f)	762,702
	Leucadia National Corp., Senior Notes:
560,000	8.125% due 9/15/15	541,800
550,000	7.125% due 3/15/17	489,500
555,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	455,100
	TNK-BP Finance SA:
767,000	7.875% due 3/13/18 (a)	703,723
374,000	Senior Notes, 7.875% due 3/13/18 (a)	342,210
150,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 11.825% due 10/1/15	151,875
949,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	953,745

	Total Diversified Financial Services	6,407,576

Insurance — 0.4%
	American International Group Inc.:
1,110,000	Junior Subordinated Notes, 8.175% due 5/15/58 (e)	291,375
	Senior Notes:
525,000	5.450% due 5/18/17	273,607
150,000	8.250% due 8/15/18	88,773

	Total Insurance	653,755

Real Estate Investment Trusts (REITs) — 0.6%
40,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	26,200
625,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	609,375
205,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	193,725

	Total Real Estate Investment Trusts (REITs)	829,300

Real Estate Management & Development — 0.6%
291,200	Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 23.322% due 6/30/15 (a)(d)(g)	109,200
	Realogy Corp.:
990,000	Senior Notes, 10.500% due 4/15/14	455,400
905,000	Senior Subordinated Notes, 12.375% due 4/15/15	257,925
87,109	Senior Toggle Notes, 11.000% due 4/15/14 (b)	31,795

	Total Real Estate Management & Development	854,320

Thrifts & Mortgage Finance — 0.6%
1,075,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	870,750

	TOTAL FINANCIALS	20,964,153

HEALTH CARE — 6.8%
Health Care Equipment & Supplies — 0.5%
730,000	Biomet Inc., Senior Notes, 10.375% due 10/15/17 (b)	784,750

Health Care Providers & Services — 6.3%
1,290,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	844,950
185,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	182,225
	HCA Inc., Senior Secured Notes:
400,000	9.125% due 11/15/14	413,000
2,181,000	9.625% due 11/15/16 (b)	2,279,145
615,000	7.875% due 2/15/20 (a)	605,006
875,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	875,000
	Tenet Healthcare Corp.:
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value

Health Care Providers & Services — 6.3% (continued)
	Senior Notes:
$215,000	7.375% due 2/1/13	$208,013
455,000	10.000% due 5/1/18 (a)	505,050
1,364,000	Senior Secured Notes, 8.875% due 7/1/19 (a)	1,445,840
	Universal Hospital Services Inc., Senior Secured Notes:
260,000	4.635% due 6/1/15 (e)	219,700
245,000	8.500% due 6/1/15 (b)	238,875
1,744,000	US Oncology Holdings Inc., Senior Notes, 7.654% due 3/15/12 (b)(e)	1,491,120
170,000	US Oncology Inc., Senior Secured Notes, 9.125% due 8/15/17 (a)	176,375

	Total Health Care Providers & Services	9,484,299

Pharmaceuticals — 0.0%
2,085,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(d)	10,425

	TOTAL HEALTH CARE	10,279,474

INDUSTRIALS — 10.0%
Aerospace & Defense — 1.2%
	Hawker Beechcraft Acquisition Co., Senior Notes:
500,000	8.500% due 4/1/15	293,750
1,700,000	8.875% due 4/1/15 (b)	824,500
645,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	614,363

	Total Aerospace & Defense	1,732,613

Airlines — 2.4%
1,400,000	Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14	1,022,000
1,995,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	1,187,025
481,455	Delta Air Lines Inc., Pass-Through Certificates, 8.954% due 8/10/14	323,778
	United Airlines Inc., Pass-Through Certificates:
365,000	6.831% due 9/1/08	427,050
437,290	8.030% due 7/1/11	463,528
160,000	6.932% due 9/1/11	208,000

	Total Airlines	3,631,381

Building Products — 1.1%
	Associated Materials Inc.:
1,100,000	Senior Discount Notes, 11.250% due 3/1/14	473,000
745,000	Senior Subordinated Notes, 9.750% due 4/15/12	645,356
130,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13	115,375
2,870,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 42.862% due 3/1/14	200,900
120,000	Owens Corning Inc., Subordinated Notes, 9.000% due 6/15/19	124,532
85,000	USG Corp., Senior Notes, 9.750% due 8/1/14 (a)	87,125

	Total Building Products	1,646,288

Commercial Services & Supplies — 1.7%
	Altegrity Inc., Senior Subordinated Notes:
250,000	10.500% due 11/1/15 (a)	213,750
840,000	11.750% due 5/1/16 (a)	676,200
805,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	811,037
	RSC Equipment Rental Inc.:
540,000	Senior Notes, 9.500% due 12/1/14	465,750
320,000	Senior Secured Notes, 10.000% due 7/15/17 (a)	338,400

	Total Commercial Services & Supplies	2,505,137

Machinery — 0.3%
360,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	331,200
	Terex Corp.:
115,000	Senior Notes, 10.875% due 6/1/16	120,175
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value

Machinery — 0.3% (continued)
$40,000	Senior Subordinated Notes, 7.375% due 1/15/14	$38,300

	Total Machinery	489,675

Road & Rail — 2.1%
	Kansas City Southern de Mexico, Senior Notes:
1,325,000	9.375% due 5/1/12	1,311,750
450,000	7.625% due 12/1/13	407,250
145,000	7.375% due 6/1/14	128,325
310,000	12.500% due 4/1/16 (a)	331,700
100,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	112,500
850,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17 (a)	879,750

	Total Road & Rail	3,171,275

Trading Companies & Distributors — 1.0%
545,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	471,425
185,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	160,025
600,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	507,000
1,145,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(d)	423,650

	Total Trading Companies & Distributors	1,562,100

Transportation Infrastructure — 0.2%
	Swift Transportation Co., Senior Secured Notes:
60,000	8.633% due 5/15/15 (a)(e)	26,700
710,000	12.500% due 5/15/17 (a)	330,150

	Total Transportation Infrastructure	356,850

	TOTAL INDUSTRIALS	15,095,319

INFORMATION TECHNOLOGY — 1.1%
IT Services — 0.7%
	Ceridian Corp., Senior Notes:
150,000	11.250% due 11/15/15	128,625
540,000	12.250% due 11/15/15 (b)	413,100
660,000	First Data Corp., Senior Notes, 9.875% due 9/24/15	560,175

	Total IT Services	1,101,900

Semiconductors & Semiconductor Equipment — 0.4%
	Freescale Semiconductor Inc.:
	Senior Notes:
435,000	8.875% due 12/15/14	293,625
146,913	9.125% due 12/15/14 (b)	82,271
340,000	Senior Subordinated Notes, 10.125% due 12/15/16	176,800
140,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	114,100

	Total Semiconductors & Semiconductor Equipment	666,796

	TOTAL INFORMATION TECHNOLOGY	1,768,696

MATERIALS — 8.2%
Chemicals — 0.6%
490,000	Ashland Inc., Senior Notes, 9.125% due 6/1/17 (a)	518,175
1,510,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16 (d)	264,250
45,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	44,775
15,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	13,875

	Total Chemicals	841,075

Containers & Packaging — 0.9%
270,000	BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14 (a)	275,400
	Graham Packaging Co. L.P.:
185,000	Senior Notes, 8.500% due 10/15/12	184,538
305,000	Senior Subordinated Notes, 9.875% due 10/15/14	293,562
600,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(d)(g)	0
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value

Containers & Packaging — 0.9% (continued)
$565,000	Solo Cup Co., Senior Secured Notes, 10.500% due 11/1/13 (a)	$597,487

	Total Containers & Packaging	1,350,987

Metals & Mining — 3.3%
690,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	631,350
1,880,554	Noranda Aluminium Acquisition Corp., Senior Notes, 6.163% due 5/15/15 (b)(e)	1,015,499
1,300,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	1,066,000
610,000	Rio Tinto Finance USA Ltd., Senior Notes, 9.000% due 5/1/19	718,863
1,185,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	1,060,575
	Teck Resources Ltd., Senior Secured Notes:
250,000	9.750% due 5/15/14 (a)	279,375
210,000	10.250% due 5/15/16 (a)	238,875

	Total Metals & Mining	5,010,537

Paper & Forest Products — 3.4%
2,030,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)(c)	1,882,825
2,195,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14 (d)	823,125
835,000	Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16 (a)	868,400
	NewPage Corp., Senior Secured Notes:
1,455,000	7.278% due 5/1/12 (e)	618,375
50,000	10.000% due 5/1/12	22,500
925,976	Newpage Holding Corp., Senior Notes, 8.579% due 11/1/13 (b)(e)	189,825
210,000	PE Paper Escrow GmbH, Senior Secured Notes, 12.000% due 8/1/14 (a)	210,000
575,000	Verso Paper Holdings LLC, Senior Secured Notes, 11.500% due 7/1/14 (a)	537,625

	Total Paper & Forest Products	5,152,675

	TOTAL MATERIALS	12,355,274

TELECOMMUNICATION SERVICES — 9.1%
Diversified Telecommunication Services — 5.5%
350,000	CC Holdings GS V LLC, Senior Notes, 7.750% due 5/1/17 (a)	358,750
180,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	119,250
695,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (c)(d)(g)	0
420,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)(d)	525
350,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	374,500
410,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14	417,175
1,785,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.705% due 2/1/15	1,731,450
	Intelsat Jackson Holdings Ltd.:
415,000	9.500% due 6/15/16	431,600
490,000	Senior Notes, 11.500% due 6/15/16	505,925
	Level 3 Financing Inc., Senior Notes:
1,305,000	12.250% due 3/15/13	1,314,787
565,000	9.250% due 11/1/14	495,788
890,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	907,800
55,000	SBA Telecommunications Inc., Senior Notes, 8.250% due 8/15/19 (a)	56,100
	Wind Acquisition Finance SA:
600,000	Senior Bonds, 10.750% due 12/1/15 (a)	639,000
550,000	Senior Notes, 11.750% due 7/15/17 (a)	591,250
400,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	408,000

	Total Diversified Telecommunication Services	8,351,900

Wireless Telecommunication Services — 3.6%
275,000	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16 (a)	275,000
180,000	iPCS Inc., Senior Secured Notes, 3.295% due 5/1/13 (e)	151,200
230,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	239,200
	Sprint Capital Corp., Senior Notes:
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value

Wireless Telecommunication Services — 3.6% (continued)
$1,200,000	7.625% due 1/30/11	$1,215,000
1,025,000	8.375% due 3/15/12	1,042,937
265,000	6.875% due 11/15/28	201,400
1,435,000	8.750% due 3/15/32	1,243,069
1,110,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	987,900

	Total Wireless Telecommunication Services	5,355,706

	TOTAL TELECOMMUNICATION SERVICES	13,707,606

UTILITIES — 6.6%
Electric Utilities — 0.1%
170,000	Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.250% due 11/1/15	134,300

Gas Utilities — 0.3%
485,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	468,025

Independent Power Producers & Energy Traders — 6.2%
	AES Corp.:
106,000	Secured Notes, 8.750% due 5/15/13 (a)	108,650
	Senior Notes:
1,205,000	8.000% due 10/15/17	1,186,925
200,000	8.000% due 6/1/20	192,000
	Dynegy Holdings Inc.:
1,060,000	Senior Debentures, 7.625% due 10/15/26	683,700
	Senior Notes:
270,000	7.500% due 6/1/15	237,600
560,000	7.750% due 6/1/19	448,700
140,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	128,800
	Edison Mission Energy, Senior Notes:
880,000	7.750% due 6/15/16	743,600
300,000	7.200% due 5/15/19	228,750
450,000	7.625% due 5/15/27	297,000
5,331,200	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17 (b)	3,971,744
	Mirant Mid Atlantic LLC, Pass-Through Certificates:
129,707	9.125% due 6/30/17	131,003
428,690	10.060% due 12/30/28	424,403
310,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	307,675
340,000	RRI Energy Inc., Senior Notes, 7.875% due 6/15/17	315,350

	Total Independent Power Producers & Energy Traders	9,405,900

	TOTAL UTILITIES	10,008,225

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $162,429,419)	137,548,364

ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
1,402,534	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(d)(g) (Cost — $1,559,726)	0

COLLATERALIZED SENIOR LOANS — 3.3%
CONSUMER DISCRETIONARY — 0.6%
Auto Components — 0.6%
961,949	Allison Transmission Inc., Term Loan B, 3.206% due 8/7/14 (e)	838,900

Textiles, Apparel & Luxury Goods — 0.0%
523,509	Simmons Co., Term Loan, 9.095% due 2/15/12 (e)	15,705

	TOTAL CONSUMER DISCRETIONARY	854,605

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value

ENERGY — 0.5%
Energy Equipment & Services — 0.5%
$1,111,215	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (d)(e)	$794,519

INDUSTRIALS — 0.7%
Aerospace & Defense — 0.2%
500,000	Hawker Beechcraft, Term Loan B, 0.000% due 3/26/14	341,875

Airlines — 0.2%
500,000	United Airlines Inc., Term Loan B, 0.000% due 1/12/14	285,781

Commercial Services & Supplies — 0.3%
500,000	Rental Services Corp., Term Loan, 4.526% due 12/1/13 (e)	410,000

Trading Companies & Distributors — 0.0%
595,115	Penhall International Corp., Term Loan, 10.133% due 4/1/12 (e)	35,707

	TOTAL INDUSTRIALS	1,073,363

MATERIALS — 0.2%
Chemicals — 0.2%
690,000	Lyondell Chemical Co., Term Loan, 0.000% due 12/20/14	301,530

Containers & Packaging — 0.0%
1	Berry Plastics Corp., Senior Term Loan, 8.421% due 6/15/14 (e)	0

Paper & Forest Products — 0.0%
234,234	Verso Paper Holdings LLC, Term Loan, 6.778% due 2/1/13 (e)	52,703

	TOTAL MATERIALS	354,233

UTILITIES — 1.3%
Independent Power Producers & Energy Traders — 1.3%
2,462,406	Energy Future Holdings, Term Loan, 3.906% due 10/10/14 (e)	1,899,515

	TOTAL COLLATERALIZED SENIOR LOANS
	(Cost — $6,636,048)	4,976,235

CONVERTIBLE BONDS & NOTES — 0.9%
CONSUMER DISCRETIONARY — 0.5%
Media — 0.5%
910,000	Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	795,112

INDUSTRIALS — 0.4%
Marine — 0.4%
750,000	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	528,750

	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $1,068,541)	1,323,862

SOVEREIGN BOND — 0.7%
Russia — 0.7%
1,104,000	Russian Federation, 7.500% due 3/31/30 (a) (Cost — $1,209,242)	1,127,184

Shares

COMMON STOCKS — 0.0%
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
23,465	Aurora Foods Inc. (d)(g)*	0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
870	McLeodUSA Inc., Class A Shares (d)(g)*	0

	TOTAL COMMON STOCKS (Cost — $85,498)	0

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Shares	Security	Value

CONVERTIBLE PREFERRED STOCKS — 0.7%
FINANCIALS — 0.7%
Diversified Financial Services — 0.7%
1,270	Bank of America Corp., 7.250% (Cost — $1,273,323)	$1,066,800

PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
2	ION Media Networks Inc., Series B, 12.000% (d)(g)*	0

FINANCIALS — 0.2%
Consumer Finance — 0.2%
534	Preferred Blocker Inc., 7.000% (a)	245,924

Thrifts & Mortgage Finance — 0.0%
16,625	Federal National Mortgage Association (FNMA), 8.250% (h)*	30,922

	TOTAL FINANCIALS	276,846

	TOTAL PREFERRED STOCKS (Cost — $599,120)	276,846

Warrants

WARRANTS — 0.0%
714	Buffets Restaurant Holdings, Expires 4/28/14(d)(g)*	0
430	Cybernet Internet Services International Inc., Expires 7/1/09(a)(d)(g)*	0
695	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(d)(g)*	0
165	Jazztel PLC, Expires 7/15/10(a)(d)(g)*	0
1	Turbo Cayman Ltd., Expires 11/1/14(g)*	0

	TOTAL WARRANTS (Cost — $107,516)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $174,968,433)	146,319,291

Face
Amount

SHORT-TERM INVESTMENT † — 1.8%
Repurchase Agreement — 1.8%
$2,751,000	Morgan Stanley tri-party repurchase agreement dated 7/31/09, 0.150% due 8/3/09; Proceeds at maturity — $2,751,034; (Fully collateralized by U.S. government agency obligation, 1.500% due 1/7/11; Market value — $2,823,996) (Cost — $2,751,000)	2,751,000

	TOTAL — INVESTMENTS — 98.7% (Cost — $177,719,433#)	149,070,291
	Other Assets in Excess of Liabilities — 1.3%	2,001,024

	TOTAL NET ASSETS — 100.0%	$151,071,315

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Security is currently in default.

(d)	Illiquid security.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(h)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

†	Under the Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
GMAC — General Motors Acceptance Corp.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable High Income Portfolio (the “Portfolio”) is a separate diversified investment series of the Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		OTHER
		SIGNIFICANT	SIGNIFICANT
	QUOTED	OBSERVABLE	UNOBSERVABLE
	PRICES	INPUTS	INPUTS
Description	(Level 1)	(Level 2)	(Level 3)	TOTAL

Long-term investments:
Asset-backed security	—	—	$0	$0
Collateralized senior loans	—	$4,976,235	—	4,976,235
Common stocks	—	—	—	—
Convertible bonds & notes	—	1,323,862	—	1,323,862
Convertible preferred stocks	$1,066,800	—	—	1,066,800
Corporate bonds & notes	—	137,439,164	109,200	137,548,364
Preferred stocks	30,922	245,924	—	276,846
Sovereign bond	—	1,127,184	—	1,127,184
Warrants	—	—	—	—

Total long-term investments	$1,097,722	$145,112,369	$109,200	$146,319,291
Short-term investment†	—	$2,751,000	—	$2,751,000

Total investments	$1,097,722	$147,863,369	$109,200	$149,070,291

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate	Asset-
	Bonds &	Backed	Collateralized	Common	Preferred
Investments in Securities	Notes	Securities	Senior Loans	Stocks	Stocks	Warrants	TOTAL

Balance as of October 31, 2008	$1,705,549	$0	$910,814	$2	$0	$0	$2,616,365
Accrued premiums/discounts	26,165	—	9,434	—	—	—	35,599
Realized gain (loss)(1)	—	—	103,975	(1,012,807)	—	(74,735)	(983,567)
Change in unrealized appreciation (depreciation)(2)	161,123	—	(40,100)	1,012,805	—	74,735	1,208,563
Net purchases (sales)	82,419	—	(984,123)	—	—	—	(901,704)
Net transfers in and/or out of Level 3	(1,866,056)	—	—	—	—	—	(1,866,056)

Balance as of July 31, 2009	$109,200	$0	—	—	$0	$0	$109,200

Net unrealized appreciation (depreciation) for investments in securities still held at July 31, 2009(2)	$(1,301,964)	$(1,559,726)	—	$(85,498)	$(23,000)	$(107,516)	$(3,077,704)

(1)	This amount is included in net realized gain (loss) from investment.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Loan Participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
(d) Credit and Market Risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,098,667
Gross unrealized depreciation	(36,747,809)

Net unrealized depreciation	$(28,649,142)

Notes to Schedule of Investments (unaudited) (continued)
3. Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
At July 31, 2009, the Portfolio did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 28, 2009

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer
Date: September 28, 2009